Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Notes Payable

7. Notes Payable

The Company had a credit agreement with a lending institution entered into in 2011 (the “2011 Modification Agreement”) which had a total borrowing capacity of $5,000 which was fully drawn down. Borrowings under the agreement were required to be repaid in 33 monthly installments commencing July 1, 2012 of $152, plus interest on the principal balance at a rate of the greater of (i) 4.75% above the lender’s prime rate or (ii) 8% per annum. In addition to these principal payments, the Company was required to make a final payment of $225 in March 2015 (or upon earlier termination of the agreement) to the lender, which amount was being accreted to the carrying value of the debt, using the effective interest method. The effective annual interest rate of the outstanding debt under the 2011 Modification Agreement was approximately 11%.

On April 17, 2014, the Company entered into a credit and security agreement (the “2014 Credit Facility”) and terminated the 2011 Modification Agreement. The 2014 Credit Facility provides for initial borrowings of $15,000 under a term loan (“Tranche 1 loan”) and additional borrowings of up to $5,000 under a term loan (“Tranche 2 loan”), for a maximum of $20,000. On that same date, the Company received proceeds of $15,000 through the issuance of promissory notes to the lenders under the Tranche 1 loan. Upon the completion of the IPO in July 2014, borrowings under the Tranche 2 loan became available through December 31, 2014. The Company did not draw down the $5,000 available under the Tranche 2 loan prior to its expiration, and this amount is no longer available to the Company. All promissory notes issued under the 2014 Credit Facility mature on April 1, 2018 and are collateralized by substantially all of the Company’s personal property, other than its intellectual property. There are no financial covenants associated with the 2014 Credit Facility; however, there are negative covenants restricting the Company’s activities, including limitations on dispositions, mergers or acquisitions; encumbering its intellectual property; incurring indebtedness or liens; paying dividends; making certain investments; and engaging in certain other business transactions. The obligations under the 2014 Credit Facility are subject to acceleration upon the occurrence of specified events of default, including a material adverse change in the Company’s business, operations or financial or other condition.

The Company is obligated to make monthly, interest-only payments on the Tranche 1 loan funded under the 2014 Credit Facility until September 30, 2015 and, thereafter, to pay 30 consecutive, equal monthly installments of principal from October 1, 2015 through March 1, 2018 plus interest. The Tranche 1 loan under the 2014 Credit Facility bears interest at an annual rate of 8.25%. In addition, a final payment equal to 3.75% of any amounts drawn under the 2014 Credit Facility is due upon its maturity date.

In April 2014, in connection with the Tranche 1 loan, the lenders received warrants to purchase 100,000 shares of the Company’s Series D-1 redeemable convertible preferred stock with an exercise price of $3.00 per share, which are exercisable until April 2021. The fair value of the warrants as of the issuance date totaling $326 was recorded as a preferred stock warrant liability. Of this amount, $290 was allocated to the 2014 Credit Facility and recorded as debt discount and $36 was allocated to the 2011 Modification Agreement and recorded as loss on extinguishment of debt (see below). Upon the closing of our IPO in July 2014, the preferred stock warrants became exercisable for 37,878 common stock warrants at an exercise price of $7.92 and the fair value of the warrant liability became fixed as of that date and was reclassified to additional paid-in capital. As of March 31, 2015, the effective annual interest rate of the outstanding debt under the 2014 Credit Facility was approximately 11%.

The terms of the 2014 Credit Facility required that the existing outstanding borrowings be repaid. Accordingly, on April 17, 2014, the Company used $1,898 of proceeds from the Tranche 1 loan to repay all amounts then due under the 2011 Modification Agreement, consisting of $1,667 of principal, $6 of interest and $225 of a final payment.

In the second quarter of 2014, the Company accounted for the termination of the 2011 Modification Agreement as an extinguishment in accordance with the guidance in ASC 470-50, Debt and the total amount of unamortized debt discount of $10 was reflected as a loss on extinguishment of debt and included in other expense within the statements of operations and comprehensive loss. Additionally, fees paid to the lenders that were allocated to the existing debt and treated as an extinguishment, inclusive of the value of warrants issued and debt issuance costs paid, totaling $47, was also reflected as a loss on extinguishment of debt included in other expense within the statements of operations and comprehensive loss.

As of March 31, 2015, the annual repayment requirements for the 2014 Credit Facility, inclusive of the final payment of $563 due at expiration, were as follows:

Year Ending December 31,	Principal	Interest and Final Payment	Total
2015	$1,500	$935	$2,435
2016	6,000	902	6,902
2017	6,000	397	6,397
2018	1,500	583	2,083

	$15,000	$2,817	$17,817

7. Notes Payable

The Company entered into a credit agreement with a lending institution in 2011 (the “2011 Modification Agreement”) which had a total borrowing capacity of $5,000 which was fully drawn down. Borrowings under the agreement were required to be repaid in 33 monthly installments commencing July 1, 2012 of $152, plus interest on the principal balance at a rate of the greater of (i) 4.75% above the lender’s prime rate or (ii) 8% per annum. In addition to these principal payments, the Company was required to make a final payment of $225 in March 2015 (or upon earlier termination of the agreement) to the lender, which amount was being accreted to the carrying value of the debt, using the effective interest method. The effective annual interest rate of the outstanding debt under the 2011 Modification Agreement was approximately 11%.

On April 17, 2014, the Company entered into a credit and security agreement (the “2014 Credit Facility”) and terminated the 2011 Modification Agreement. The 2014 Credit Facility provides for initial borrowings of $15,000 under a term loan (“Tranche 1 loan”) and additional borrowings of up to $5,000 under a term loan (“Tranche 2 loan”), for a maximum of $20,000. On that same date, the Company received proceeds of $15,000 through the issuance of promissory notes to the lenders under the Tranche 1 loan. Upon the completion of the IPO in July 2014, borrowings under the Tranche 2 loan became available through December 31, 2014. The Company did not draw down the $5,000 available under the Tranche 2 loan prior to its expiration, and this amount is no longer available to the Company. All promissory notes issued under the 2014 Credit Facility mature on April 1, 2018 and are collateralized by substantially all of the Company’s personal property, other than its intellectual property. There are no financial covenants associated with the 2014 Credit Facility; however, there are negative covenants restricting the Company’s activities, including limitations on dispositions, mergers or acquisitions; encumbering its intellectual property; incurring indebtedness or liens; paying dividends; making certain investments; and engaging in certain other business transactions. The obligations under the 2014 Credit Facility are subject to acceleration upon the occurrence of specified events of default, including a material adverse change in the Company’s business, operations or financial or other condition.

The Company is obligated to make monthly, interest-only payments on the Tranche 1 loan funded under the 2014 Credit Facility until September 30, 2015 and, thereafter, to pay 30 consecutive, equal monthly installments of principal from October 1, 2015 through March 1, 2018 plus interest. The Tranche 1 loan under the 2014 Credit Facility bears interest at an annual rate of 8.25%. In addition, a final payment equal to 3.75% of any amounts drawn under the 2014 Credit Facility is due upon its maturity date.

In connection with the Tranche 1 loan, the lenders received warrants to purchase 100,000 shares of the Company’s Series D-1 redeemable convertible preferred stock with an exercise price of $3.00 per share, which are exercisable until April 2021. The fair value of the warrants as of the issuance date totaling $326 was recorded as a preferred stock warrant liability (see Note 8). Of this amount, $290 was allocated to the 2014 Credit Facility and recorded as debt discount and $36 was allocated to the 2011 Modification Agreement and recorded as loss on extinguishment of debt (see below). As of December 31, 2014, the effective annual interest rate of the outstanding debt under the 2014 Credit Facility was approximately 11%.

The terms of the 2014 Credit Facility required that the existing outstanding borrowings be repaid. Accordingly, on April 17, 2014, the Company used $1,898 of proceeds from the Tranche 1 loan to repay all amounts then due under the 2011 Modification Agreement, consisting of $1,667 of principal, $6 of interest and $225 of a final payment.

The Company accounted for the termination of the 2011 Modification Agreement as an extinguishment in accordance with the guidance in ASC 470-50, Debt. The total amount of unamortized debt discount of $10 is reflected as a loss on extinguishment of debt and included in other expense within the statements of operations and comprehensive loss. Additionally, fees paid to the lenders that were allocated to the existing debt and treated as an extinguishment, inclusive of the value of warrants issued and debt issuance costs paid, totaling $47, were also reflected as a loss on extinguishment of debt included in other expense within the statements of operations and comprehensive loss.

As of December 31, 2014, the annual repayment requirements for the 2014 Credit Facility, inclusive of the final payment of $563 due at expiration, were as follows:

Year Ending December 31,	Principal	Interest and Final Payment	Total
2015	$1,500	$1,244	$2,744
2016	6,000	902	6,902
2017	6,000	397	6,397
2018	1,500	583	2,083

	$15,000	$3,126	$18,126